Related party disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Due from Related Parties [Abstract]
Due from other related parties	$ 0	$ 67,781
Due to Related Parties [Abstract]
Due to related parties	0	1,114,659
Related Party Transaction [Abstract]
Related party transaction amount	5,600,000
Charalampos Antoniou [Member]
Due from Related Parties [Abstract]
Due from other related parties	0	67,781
Vassilios Gregoriou [Member]
Due to Related Parties [Abstract]
Due to related parties	0	613,971
Emory Sayre De Castro [Member]
Due to Related Parties [Abstract]
Due to related parties	0	425,528
Christos Kaskavelis [Member]
Due to Related Parties [Abstract]
Due to related parties	$ 0	$ 75,160